DEBT - 2015 and 2017 Norwegian Bonds (Details) - Extended Bonds - USD ($)		1 Months Ended
	Feb. 15, 2017	May 31, 2015
2015 Norwegian Bonds
Debt Instrument [Line Items]
Face amount of debt instrument		$ 150,000,000
Debt instrument term (in years)		5 years
Margin on LIBOR		4.40%
2015 Norwegian Bonds | Interest Rate Swap
Debt Instrument [Line Items]
All-in fixed interest rate		6.275%
2017 Norwegian Bonds
Debt Instrument [Line Items]
Face amount of debt instrument	$ 250,000,000.0
Margin on LIBOR	6.25%
2017 Norwegian Bonds | Interest Rate Swap
Debt Instrument [Line Items]
All-in fixed interest rate	8.194%